SEGMENT AND GEOGRAPHIC INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenue	$ 54,329	$ 47,485	$ 37,585
Gross profit	19,222	18,488	14,658
MMP SoC for portable media players [Member]
Segment Reporting Information [Line Items]
Revenue	54,150	47,168	37,434
Gross profit	19,143	18,347	14,588
Testing solutions [Member]
Segment Reporting Information [Line Items]
Revenue	179	317	151
Gross profit	$ 79	$ 141	$ 70